Marsico Focus Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2019

(Unaudited)

	Number of Shares	Value	Percent of Net Assets
COMMON STOCKS
Aerospace & Defense
Lockheed Martin Corporation	59,296	$21,556,468	3.76%
The Boeing Company	67,900	24,716,279	4.31
		46,272,747	8.07

Application Software
Adobe, Inc.*	69,814	20,570,695	3.59
salesforce.com, inc.*	202,149	30,672,068	5.35
		51,242,763	8.94

Data Processing & Outsourced Services
PayPal Holdings, Inc.*	366,048	41,897,854	7.31
Visa, Inc. - Cl. A	259,898	45,105,298	7.86
		87,003,152	15.17

Financial Exchanges & Data
Intercontinental Exchange, Inc.	126,875	10,903,637	1.90
S&P Global, Inc.	113,099	25,762,821	4.49
		36,666,458	6.39

General Merchandise Stores
Dollar Tree, Inc.*	167,680	18,007,155	3.14

Health Care Equipment
Danaher Corporation	120,203	17,179,413	3.00
Intuitive Surgical, Inc.*	24,981	13,103,783	2.28
		30,283,196	5.28

Hotels, Resorts & Cruise Lines
Marriott International, Inc. - Cl. A	134,108	18,814,011	3.28

Interactive Media & Services
Alphabet, Inc. - Cl. A*	23,495	25,440,386	4.44
Facebook, Inc. - Cl. A*	178,944	34,536,192	6.02
		59,976,578	10.46

Internet & Direct Marketing Retail
Alibaba Group Holding Ltd. Spon. ADR*	105,711	17,912,729	3.12
Amazon.com, Inc.*	19,436	36,804,593	6.42
		54,717,322	9.54

Managed Health Care
UnitedHealth Group, Inc.	69,582	16,978,704	2.96

	Number of Shares	Value	Percent of Net Assets
Movies & Entertainment
Netflix, Inc.*	37,755	$13,868,167	2.42%
The Walt Disney Company	181,463	25,339,493	4.42
		39,207,660	6.84

Restaurants
McDonald’s Corporation	92,001	19,104,928	3.33

Semiconductors
NVIDIA Corporation	96,794	15,896,479	2.77

Specialty Chemicals
The Sherwin-Williams Company	55,469	25,420,888	4.43

Systems Software
Microsoft Corporation	200,651	26,879,208	4.69

Technology Hardware, Storage & Peripherals
Apple, Inc.	125,230	24,785,521	4.32

TOTAL COMMON STOCKS
(Cost $354,059,278)		571,256,770	99.61

SHORT-TERM INVESTMENTS
State Street Institutional U.S. Government Money Market Fund, 0.019%	5,183,152	5,183,152	0.90

TOTAL SHORT-TERM INVESTMENTS
(Cost $5,183,152)		5,183,152	0.90

TOTAL INVESTMENTS
(Cost $359,242,430)		576,439,922	100.51

Liabilities, Less Cash and Other Assets		(2,944,234)	(0.51)

NET ASSETS		$573,495,688	100.00%

*	Non-income producing

See notes to schedule of investments.

Marsico Growth Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2019

(Unaudited)

	Number of Shares	Value	Percent of Net Assets
COMMON STOCKS
Aerospace & Defense
Lockheed Martin Corporation	25,976	$9,443,315	3.54%
The Boeing Company	20,606	7,500,790	2.82
		16,944,105	6.36

Apparel Retail
The TJX Companies, Inc.	125,723	6,648,232	2.50

Application Software
Adobe, Inc.*	33,487	9,866,945	3.71
salesforce.com, inc.*	72,722	11,034,109	4.14
		20,901,054	7.85

Data Processing & Outsourced Services
PayPal Holdings, Inc.*	106,064	12,140,086	4.56
Visa, Inc. - Cl. A	90,543	15,713,738	5.90
Worldpay, Inc. - Cl. A*	61,456	7,531,433	2.83
		35,385,257	13.29

Financial Exchanges & Data
Intercontinental Exchange, Inc.	57,579	4,948,339	1.86
S&P Global, Inc.	20,970	4,776,756	1.79
		9,725,095	3.65

General Merchandise Stores
Dollar Tree, Inc.*	77,759	8,350,539	3.14

Health Care Equipment
Danaher Corporation	28,508	4,074,363	1.53
Intuitive Surgical, Inc.*	4,031	2,114,461	0.79
ResMed, Inc.	32,943	4,020,034	1.51
		10,208,858	3.83

Hotels, Resorts & Cruise Lines
Marriott International, Inc. - Cl. A	51,008	7,155,912	2.69

Interactive Media & Services
Alphabet, Inc. - Cl. A*	10,827	11,723,476	4.40
Facebook, Inc. - Cl. A*	73,141	14,116,213	5.30
		25,839,689	9.70

	Number of Shares	Value	Percent of Net Assets
Internet & Direct Marketing Retail
Alibaba Group Holding Ltd. Spon. ADR*	32,805	$5,558,807	2.09%
Amazon.com, Inc.*	7,970	15,092,231	5.67
		20,651,038	7.76

Managed Health Care
UnitedHealth Group, Inc.	23,565	5,750,096	2.16

Movies & Entertainment
Netflix, Inc.*	18,116	6,654,369	2.50
The Walt Disney Company	81,518	11,383,174	4.27
		18,037,543	6.77

Pharmaceuticals
Zoetis, Inc.	94,413	10,714,931	4.03

Restaurants
McDonald’s Corporation	33,167	6,887,459	2.59

Semiconductors
NVIDIA Corporation	36,211	5,946,933	2.23

Specialized Consumer Services
ServiceMaster Global Holdings, Inc.*	48,534	2,528,136	0.95

Specialized REITs
Crown Castle International Corp.	68,703	8,955,436	3.36

Specialty Chemicals
The Sherwin-Williams Company	18,996	8,705,677	3.27

Specialty Stores
Ulta Beauty, Inc.*	11,688	4,054,450	1.52

Systems Software
Microsoft Corporation	90,838	12,168,659	4.57
ServiceNow, Inc.*	4,762	1,307,502	0.49
		13,476,161	5.06

Technology Hardware, Storage & Peripherals
Apple, Inc.	43,595	8,628,322	3.24

TOTAL COMMON STOCKS
(Cost $155,139,332)		255,494,923	95.95

	Number of Shares	Value	Percent of Net Assets
SHORT-TERM INVESTMENTS
State Street Institutional Treasury Money Market Fund, 0.018%	14,739,994	$14,739,994	5.53%

TOTAL SHORT-TERM INVESTMENTS
(Cost $14,739,994)		14,739,994	5.53

TOTAL INVESTMENTS
(Cost $169,879,326)		270,234,917	101.48

Liabilities, Less Cash and Other Assets		(3,949,926)	(1.48)

NET ASSETS		266,284,991	100.00%

*	Non-income producing

See notes to schedule of investments.

Marsico 21st Century Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2019

(Unaudited)

	Number of Shares	Value	Percent of Net Assets
COMMON STOCKS
Aerospace & Defense
Harris Corporation	28,974	$5,479,853	1.93%
HEICO Corporation	43,510	5,822,073	2.06
		11,301,926	3.99

Apparel Retail
Burlington Stores, Inc.*	48,903	8,320,845	2.94

Apparel, Accessories & Luxury Goods
Under Armour, Inc. - Cl. A*	123,367	3,127,353	1.10

Application Software
Atlassian Corporation PLC - Cl. A*	28,633	3,746,342	1.32
Constellation Software, Inc.	5,889	5,550,379	1.96
Guidewire Software, Inc.*	70,678	7,165,336	2.53
PTC, Inc.*	69,722	6,258,247	2.21
RealPage, Inc.*	81,464	4,794,156	1.69
The Descartes Systems Group, Inc.*	136,700	5,057,550	1.79
		32,572,010	11.50

Automotive Retail
O’Reilly Automotive, Inc.*	16,990	6,274,747	2.22

Biotechnology
Exact Sciences Corporation*	26,614	3,141,517	1.11

Building Products
A.O. Smith Corporation	102,151	4,817,441	1.70

Construction Materials
Vulcan Materials Company	45,671	6,271,085	2.22

Data Processing & Outsourced Services
Broadridge Financial Solutions, Inc.	53,174	6,789,256	2.40
FleetCor Technologies, Inc.*	24,639	6,919,863	2.44
Mastercard, Inc. - Cl. A	16,278	4,306,019	1.52
Square, Inc. - Cl. A*	35,070	2,543,627	0.90
Worldpay, Inc. - Cl. A*	71,229	8,729,114	3.08
		29,287,879	10.34

Distillers & Vintners
Constellation Brands, Inc. - Cl. A	27,069	5,330,969	1.88

	Number of Shares	Value	Percent of Net Assets
Diversified Support Services
Healthcare Services Group, Inc.	91,887	$2,786,014	0.98%

Electrical Components & Equipment
AMETEK, Inc.	86,491	7,856,842	2.78

Electronic Equipment & Instruments
Cognex Corporation	103,768	4,978,789	1.76
Novanta, Inc.*	47,464	4,475,855	1.58
		9,454,644	3.34

Financial Exchanges & Data
MSCI, Inc.	8,048	1,921,782	0.68

General Merchandise Stores
Ollie’s Bargain Outlet Holdings, Inc.*	42,101	3,667,418	1.30

Health Care Equipment
ABIOMED, Inc.*	13,935	3,629,928	1.28
IDEXX Laboratories, Inc.*	19,088	5,255,499	1.86
Intuitive Surgical, Inc.*	12,205	6,402,133	2.26
LivaNova PLC*	51,466	3,703,493	1.31
Teleflex, Inc.	23,854	7,899,252	2.79
		26,890,305	9.50

Health Care Supplies
The Cooper Companies, Inc.	18,355	6,183,616	2.18

Home Improvement Retail
Floor & Decor Holdings, Inc. - Cl. A*	37,477	1,570,286	0.56

Hotels, Resorts & Cruise Lines
Norwegian Cruise Line Holdings Ltd.*	71,572	3,838,406	1.36

Interactive Media & Services
Snap, Inc. - Cl. A*	249,593	3,569,180	1.26

IT Consulting & Other Services
Gartner, Inc.*	39,951	6,429,714	2.27
InterXion Holding N.V.*	37,603	2,861,212	1.01
		9,290,926	3.28

Leisure Facilities
Vail Resorts, Inc.	17,643	3,936,506	1.39

Metal & Glass Containers
Ball Corporation	84,843	5,938,162	2.10

	Number of Shares	Value	Percent of Net Assets
Pharmaceuticals
Elanco Animal Health, Inc.*	122,242	$4,131,780	1.46%
GW Pharmaceuticals PLC ADR*	23,210	4,001,172	1.41
		8,132,952	2.87

Railroads
Genesee & Wyoming, Inc. - Cl. A*	37,657	3,765,700	1.33

Real Estate Services
FirstService Corporation	52,700	5,070,597	1.79

Regional Banks
First Republic Bank	51,040	4,984,056	1.76
Signature Bank	28,010	3,384,728	1.20
		8,368,784	2.96

Research & Consulting Services
CoStar Group, Inc.*	16,546	9,167,477	3.24
Verisk Analytics, Inc.	38,685	5,665,805	2.00
		14,833,282	5.24

Restaurants
Domino’s Pizza, Inc.	17,343	4,826,210	1.70

Semiconductor Equipment
Lam Research Corporation	29,909	5,618,107	1.98

Semiconductors
Microchip Technology, Inc.	58,764	5,094,839	1.80

Specialized Consumer Services
frontdoor, Inc.*	50,753	2,210,293	0.78
ServiceMaster Global Holdings, Inc.*	97,756	5,092,110	1.80
		7,302,403	2.58

Specialized REITs
SBA Communications Corporation - Cl. A*	26,187	5,887,885	2.08

Systems Software
ServiceNow, Inc.*	16,375	4,496,084	1.59

TOTAL COMMON STOCKS
(Cost $205,557,688)		270,746,702	95.63

	Number of Shares	Value	Percent of Net Assets
SHORT-TERM INVESTMENTS
State Street Institutional Treasury Money Market Fund, 0.018%	12,811,467	$12,811,467	4.52%

TOTAL SHORT-TERM INVESTMENTS
(Cost $12,811,467)		12,811,467	4.52

TOTAL INVESTMENTS
(Cost $218,369,155)		283,558,169	100.15

Liabilities, Less Cash and Other Assets		(425,889)	(0.15)

NET ASSETS		$283,132,280	100.00%

*	Non-income producing.

See notes to schedule of investments.

Marsico International Opportunities Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2019

(Unaudited)

	Number of Shares	Value	Percent of Net Assets
COMMON STOCKS
Aerospace & Defense
Airbus SE	10,233	$1,450,770	2.59%
BAE Systems PLC	92,612	582,653	1.04
		2,033,423	3.63

Airlines
Ryanair Holdings PLC Spon. ADR*	12,360	792,770	1.42

Apparel, Accessories & Luxury Goods
LVMH Moet Hennessy Louis Vuitton S.E.	1,158	492,864	0.88

Application Software
Constellation Software, Inc.	616	580,580	1.04
SAP S.E.	12,110	1,662,899	2.97
		2,243,479	4.01

Asset Management & Custody Banks
Burford Capital Ltd.	22,747	447,757	0.80
Hargreaves Lansdown PLC	10,661	259,812	0.46
Julius Baer Group Ltd.	16,158	719,347	1.29
		1,426,916	2.55

Brewers
Anheuser-Busch InBev S.A./N.V.	11,884	1,051,875	1.88

Consumer Electronics
Sony Corporation	12,200	639,110	1.14

Data Processing & Outsourced Services
Pagseguro Digital Ltd. - Cl. A*	10,768	419,629	0.75
Wirecard A.G.	3,610	607,735	1.08
Worldpay, Inc. - Cl. A*	8,941	1,095,720	1.96
		2,123,084	3.79

Distillers & Vintners
Diageo PLC	18,229	783,393	1.40
Treasury Wine Estates Ltd.	49,824	521,886	0.93
		1,305,279	2.33

	Number of Shares	Value	Percent of Net Assets
Diversified Banks
BAWAG Group A.G.	13,416	$562,312	1.01%
HDFC Bank Ltd. ADR	5,312	690,772	1.23
ING Groep N.V.	48,224	559,103	1.00
Sumitomo Mitsui Financial Group, Inc.	25,600	903,711	1.61
		2,715,898	4.85

Electrical Components & Equipment
ABB Ltd.	19,658	394,489	0.70

Electronic Equipment & Instruments
Keyence Corporation	700	429,356	0.77

Financial Exchanges & Data
Deutsche Boerse A.G.	8,342	1,180,020	2.11

General Merchandise Stores
B&M European Value Retail S.A.	177,142	749,796	1.34
Dollarama, Inc.	18,199	640,241	1.14
		1,390,037	2.48

Health Care Equipment
Koninklijke Philips N.V.	54,273	2,356,543	4.21

Health Care Supplies
Alcon, Inc.*	4,655	287,445	0.51

Human Resource & Employment Services
Recruit Holdings Company Ltd.	20,500	683,365	1.22

Industrial Conglomerates
Siemens A.G.	4,883	580,787	1.04

Industrial Gases
Air Liquide S.A.	2,129	297,890	0.53

Industrial Machinery
FANUC Corporation	1,600	295,766	0.53
MISUMI Group, Inc.	31,500	789,436	1.41
		1,085,202	1.94

Integrated Oil & Gas
BP PLC	67,388	469,488	0.84

Integrated Telecommunication Services
Cellnex Telecom SA	26,085	965,177	1.72
Orange S.A.	59,210	933,499	1.67
		1,898,676	3.39

	Number of Shares	Value	Percent of Net Assets
Interactive Home Entertainment
Nintendo Co., Ltd.	2,300	$842,434	1.51%

Interactive Media & Services
Facebook, Inc. - Cl. A*	9,699	1,871,907	3.34
Scout24 A.G.	16,758	890,274	1.59
Tencent Holdings Ltd.	38,200	1,724,249	3.08
		4,486,430	8.01

Internet & Direct Marketing Retail
Alibaba Group Holding Ltd. Spon. ADR*	12,392	2,099,824	3.75
MakeMyTrip Ltd.*	15,248	378,150	0.67
ZOZO, Inc.	22,900	428,837	0.77
		2,906,811	5.19

IT Consulting & Other Services
Capgemini S.E.	3,705	460,687	0.82
InterXion Holding N.V.*	21,072	1,603,368	2.87
		2,064,055	3.69

Life & Health Insurance
AIA Group Ltd.	54,200	584,553	1.04

Life Sciences Tools & Services
Eurofins Scientific S.E.	1,590	703,308	1.26
QIAGEN N.V.*	13,376	542,397	0.97
		1,245,705	2.23

Movies & Entertainment
Entertainment One Ltd.	28,451	143,441	0.26

Packaged Foods & Meats
Nestlé S.A.	14,704	1,522,215	2.72

Personal Products
Kao Corporation	3,400	258,906	0.46
Unilever PLC	18,756	1,165,829	2.09
		1,424,735	2.55

Pharmaceuticals
AstraZeneca PLC	7,644	624,968	1.12
Bayer A.G.	12,362	856,623	1.53
Dechra Pharmaceuticals PLC	27,136	946,309	1.69
Novartis AG	10,117	924,438	1.65
Roche Holding AG	2,673	752,038	1.34
Takeda Pharmaceutical Company Ltd.	13,700	485,787	0.87
		4,590,163	8.20

Real Estate Operating Companies
Aroundtown S.A.	258,373	2,128,846	3.80

	Number of Shares	Value	Percent of Net Assets
Research & Consulting Services
Experian PLC	10,864	$328,914	0.59%

Restaurants
Domino’s Pizza Enterprises Ltd.	21,623	571,391	1.02
Domino’s Pizza Group PLC	170,633	602,413	1.08
		1,173,804	2.10

Semiconductor Equipment
ASML Holding N.V.	7,264	1,517,673	2.71
Tokyo Electron Ltd.	2,300	322,553	0.58
		1,840,226	3.29

Specialty Chemicals
Shin-Etsu Chemical Company Ltd.	6,100	567,764	1.01

Systems Software
Blue Prism Group PLC*	10,283	180,474	0.32

Wireless Telecommunication Services
SoftBank Group Corporation	7,000	335,343	0.60

TOTAL COMMON STOCKS
(Cost $44,597,164)		52,243,909	93.33

SHORT-TERM INVESTMENTS
State Street Institutional Treasury Money Market Fund, 0.018%	3,891,756	3,891,756	6.95

TOTAL SHORT-TERM INVESTMENTS
(Cost $3,891,756)		3,891,756	6.95

TOTAL INVESTMENTS
(Cost $48,488,920)		56,135,665	100.28

Liabilities, Less Cash and Other Assets		(157,110)	(0.28)

NET ASSETS		55,978,555	100.00%

*	Non-income producing

See notes to schedule of investments.

SUMMARY OF INVESTMENTS BY COUNTRY

		Percent of
		Investment
Country	Market Value	Securities
Australia	$1,093,277	1.95%
Austria	562,312	1.00
Belgium	1,051,875	1.87
Brazil	419,629	0.75
Canada	1,364,262	2.43
China/Hong Kong	4,408,626	7.85
France	4,339,018	7.72
Germany	7,907,184	14.08
India	1,068,922	1.90
Ireland	792,770	1.41
Japan	6,982,368	12.45
Netherlands	6,579,084	11.73
Spain	965,177	1.72
Switzerland	4,599,972	8.19
United Kingdom	6,694,049	11.94
United States(1)	7,307,140	13.01
	$56,135,665	100.00%

(1)	Includes short-term securities.

See notes to schedule of investments.

Marsico Global Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2019

(Unaudited)

	Number of Shares	Value	Percent of Net Assets
COMMON STOCKS
Aerospace & Defense
Airbus SE	90,932	$12,891,761	5.26%
Lockheed Martin Corporation	12,513	4,548,976	1.85
		17,440,737	7.11

Apparel, Accessories & Luxury Goods
Hermes International	14,956	10,785,503	4.40

Application Software
Atlassian Corporation PLC - Cl. A*	42,048	5,501,560	2.24
salesforce.com, inc.*	52,842	8,017,717	3.27
SAP S.E.	63,509	8,720,816	3.56
		22,240,093	9.07

Asset Management & Custody Banks
Burford Capital Ltd.	103,752	2,042,277	0.83

Communications Equipment
Telefonaktiebolaget LM Ericsson B Shares	754,955	7,162,445	2.92

Data Processing & Outsourced Services
PayPal Holdings, Inc.*	35,999	4,120,446	1.68
Visa, Inc. - Cl. A	59,986	10,410,570	4.25
Wirecard A.G.	62,814	10,574,591	4.31
		25,105,607	10.24

Financial Exchanges & Data
S&P Global, Inc.	17,842	4,064,229	1.66

General Merchandise Stores
Dollar Tree, Inc.*	52,901	5,681,038	2.32

Health Care Equipment
Intuitive Surgical, Inc.*	8,988	4,714,655	1.92
Koninklijke Philips N.V.	179,063	7,774,946	3.17
		12,489,601	5.09

Hotels, Resorts & Cruise Lines
Marriott International, Inc. - Cl. A	28,613	4,014,118	1.64

	Number of Shares	Value	Percent of Net Assets
Interactive Media & Services
Alphabet, Inc. - Cl. A*	6,702	$7,256,926	2.96%
Facebook, Inc. - Cl. A*	59,005	11,387,965	4.64
Snap, Inc. - Cl. A*	301,570	4,312,451	1.76
Tencent Holdings Ltd.	142,700	6,441,110	2.63
		29,398,452	11.99

Internet & Direct Marketing Retail
Alibaba Group Holding Ltd. Spon. ADR*	41,560	7,042,342	2.87
Amazon.com, Inc.*	7,243	13,715,562	5.60
		20,757,904	8.47

IT Consulting & Other Services
InterXion Holding N.V.*	149,009	11,338,095	4.63

Managed Health Care
UnitedHealth Group, Inc.	24,412	5,956,772	2.43

Movies & Entertainment
Netflix, Inc.*	15,780	5,796,310	2.36
Spotify Technology S.A.*	16,394	2,397,131	0.98
The Walt Disney Company	30,474	4,255,389	1.74
		12,448,830	5.08

Pharmaceuticals
GW Pharmaceuticals PLC ADR*	19,405	3,345,228	1.36

Real Estate Operating Companies
Aroundtown S.A.	713,786	5,881,188	2.40

Restaurants
McDonald’s Corporation	24,414	5,069,811	2.07

Semiconductor Equipment
ASML Holding N.V. - NY Reg. Shs.	35,957	7,476,539	3.05

Semiconductors
NVIDIA Corporation	39,132	6,426,648	2.62

Specialty Chemicals
The Sherwin-Williams Company	10,971	5,027,900	2.05

Systems Software
Microsoft Corporation	80,494	10,782,976	4.40

	Number of Shares	Value	Percent of Net Assets
Technology Hardware, Storage & Peripherals
Apple, Inc.	26,241	$5,193,619	2.12%

TOTAL COMMON STOCKS
(Cost $181,824,907)		240,129,610	97.95

SHORT-TERM INVESTMENTS
State Street Institutional Treasury Money Market Fund, 0.018%	5,215,361	5,215,361	2.13

TOTAL SHORT-TERM INVESTMENTS
(Cost $5,215,361)		5,215,361	2.13

TOTAL INVESTMENTS
(Cost $187,040,268)		245,344,971	100.08

Liabilities, Less Cash and Other Assets		(199,995)	(0.08)

NET ASSETS		$245,144,976	100.00%

*	Non-income producing

See notes to schedule of investments.

SUMMARY OF INVESTMENTS BY COUNTRY

		Percent of
		Investment
Country	Market Value	Securities
Australia	$5,501,560	2.24%
China/Hong Kong	13,483,452	5.49
France	23,677,264	9.65
Germany	25,176,595	10.26
Netherlands	26,589,580	10.84
Sweden	9,559,576	3.90
United Kingdom	3,345,228	1.36
United States(1)	138,011,716	56.26
	$245,344,971	100.00%

(1)	Includes short-term securities.

Notes to Schedules of Investments

Investment Valuation — A security traded on a recognized stock exchange is generally valued at the last sale price prior to the closing of the principal exchange on which the security is traded. Securities traded on NASDAQ generally will be valued at the NASDAQ Official Closing Price. If no sale price is reported on the valuation date, the most current bid price will generally be used, with the exception of short option positions which will generally utilize the most current ask price. Other securities for which over-the-counter market quotations are readily available are generally valued at the last sale price. Debt securities that will mature in more than 60 days are generally valued at their bid prices furnished by a pricing service approved by the Funds’ Board of Trustees and subject to review pursuant to procedures established by, and under the general supervision of, the Board of Trustees. Debt securities that will mature in 60 days or less are valued at amortized cost, if it approximates market value. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Adviser in accordance with procedures established by, and under the general supervision of, the Funds’ Board of Trustees. The Funds may use pricing services to assist in determining market value. The Board of Trustees has authorized the use of a pricing service to assist the Funds in valuing certain equity securities listed or traded on foreign security exchanges in the Funds’ portfolios in certain circumstances where there is a significant change in the value of related US-traded securities, as represented by, for example, the S&P 500 Index.

“Fair Value Measurements and Disclosures” (the “Fair Value Statement”) defines fair value, establishes a framework for measuring fair value in Generally Accepted Accounting Principles (“GAAP”), and expands disclosures about fair value measurements. Under the Fair Value Statement, various inputs are used in determining the value of the Funds’ investments.

These inputs are summarized into three broad levels and described below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, and evaluated quotations obtained from pricing services)

•	Level 3 – significant unobservable inputs (including the Fund’s assumptions that market participants would use in determining the fair value of investments)

The inputs or methodology used for valuing investments are not an indication of the risk associated with investing in those investments. Changes in valuation techniques may result in transfers between the levels during the reporting period. There were no transfers into or out of Level 3 during the reporting period. The following is a summary of the fair values of the Funds’ investments in each category and economic sector as of June 30, 2019:

Fund Investments by
Major Security Type	Level 1	Level 2	Level 3	Total
Marsico Focus Fund
Assets
Common Stocks
Communication Services	$99,184,238	$-	$-	$99,184,238
Consumer Discretionary	110,643,416	-	-	110,643,416
Financials	36,666,458	-	-	36,666,458
Health Care	47,261,900	-	-	47,261,900
Industrials	46,272,747	-	-	46,272,747
Information Technology	205,807,123	-	-	205,807,123
Materials	25,420,888	-	-	25,420,888
Short-term Investments	5,183,152	-	-	5,183,152
				$576,439,922

Marsico Growth Fund
Assets
Common Stocks
Communication Services	43,877,232	-	-	43,877,232
Consumer Discretionary	56,275,766	-	-	56,275,766
Financials	9,725,095	-	-	9,725,095
Health Care	26,673,885	-	-	26,673,885
Industrials	16,944,105	-	-	16,944,105
Information Technology	84,337,727	-	-	84,337,727
Materials	8,705,677	-	-	8,705,677
Real Estate	8,955,436	-	-	8,955,436
Short-term Investments	14,739,994	-	-	14,739,994
				$270,234,917

Marsico 21st Century Fund
Assets
Common Stocks
Communication Services	3,569,180	-	-	3,569,180
Consumer Discretionary	42,864,174	-	-	42,864,174
Consumer Staples	5,330,969	-	-	5,330,969
Financials	10,290,566	-	-	10,290,566
Health Care	44,348,390	-	-	44,348,390
Industrials	45,361,205	-	-	45,361,205
Information Technology	95,814,489	-	-	95,814,489
Materials	12,209,247	-	-	12,209,247
Real Estate	10,958,482	-	-	10,958,482
Short-term Investments	12,811,467	-	-	12,811,467
				$283,558,169

Marsico International Opportunities Fund
Assets
Common Stocks
Communication Services	$7,706,324	$-	$-	$7,706,324
Consumer Discretionary	6,602,626	-	-	6,602,626
Consumer Staples	5,304,104	-	-	5,304,104
Energy	469,488	-	-	469,488
Financials	5,907,387	-	-	5,907,387
Health Care	8,479,856	-	-	8,479,856
Industrials	5,898,950	-	-	5,898,950
Information Technology	8,880,674	-	-	8,880,674
Materials	865,654	-	-	865,654
Real Estate	2,128,846	-	-	2,128,846
Short-term Investments	3,891,756	-	-	3,891,756
				$56,135,665

Marsico Global Fund
Assets
Common Stocks
Communication Services	41,847,282	-	-	41,847,282
Consumer Discretionary	46,308,374	-	-	46,308,374
Financials	6,106,506	-	-	6,106,506
Health Care	21,791,601	-	-	21,791,601
Industrials	17,440,737	-	-	17,440,737
Information Technology	95,726,022	-	-	95,726,022
Materials	5,027,900	-	-	5,027,900
Real Estate	5,881,188	-	-	5,881,188
Short-term Investments	5,215,361	-	-	5,215,361
				$245,344,971

Foreign Currency Translation — The accounting records of the Funds are maintained in US dollars. For valuation purposes, values of securities denominated in foreign currencies are translated into US dollars at 4:00 p.m. Eastern Time. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

Reported realized gains and losses on foreign currency transactions arise from sales of portfolio securities, forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the US dollar equivalent of the amounts actually received or paid.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the end of the reporting period. Net unrealized appreciation or depreciation on investments and foreign currency translations arises from changes in the value of assets and liabilities, including investments in securities at the end of the reporting period, resulting from changes in the exchange rates and changes in market prices of securities held. Transactions in foreign-denominated assets may involve greater risks than domestic transactions, including currency risk, political and economic risk, regulatory risk and market risk.

Federal Income Tax Information — “Accounting for Uncertainty in Income Taxes” (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze all open tax years, fiscal years 2016-2019 as defined by Internal Revenue Service (“IRS”) statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the period ended June 30, 2019, the Funds did not have any liabilities for any unrecognized tax benefits. The Funds have no examinations in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

At June 30, 2019, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

	Focus Fund	Growth Fund	21st Century Fund	International Opportunities Fund	Global Fund
Cost of Investments	$359,541,404	$169,811,641	$218,388,218	$48,982,838	$187,833,603

Gross Unrealized Appreciation	$218,433,017	$101,179,042	$71,548,265	$9,247,678	$59,513,762
Gross Unrealized Depreciation	(1,534,499)	(755,766)	(6,378,314)	(2,094,851)	(2,002,394)

Net Unrealized Appreciation on Investments	$216,898,518	$100,423,276	$65,169,951	$7,152,827	$57,511,368

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferrals.